SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule Of Annual Depreciation Rates
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers, manufacturing and peripheral equipment	6 – 33
Enterprise Resource Planning systems ("ERP")	10
Office furniture and equipment	Mainly 15
Leasehold improvements	Over the shorter of the term of the lease or useful life of the asset

Schedule Of Stock Option Granted Assumptions
the Company estimates the fair value of stock options granted under ASC 718 using the binomial model with the following weighted-average assumptions for 2016, 2017 and 2018:

	December 31,
	2016	2017	2018

Dividend yield	0%	0%	0%
Volatility	51%-73%	53%-69%	53%-62%
Risk free interest	0.2%-2.1%	0.8%-2.2%	1.8%-2.9%
Early exercise multiple	2.20-3.40	2.10-2.20	2.00-2.30

Schedule of Accumulated Other Comprehensive Income, Net
The components of AOCI, were as follows:

	Unrealized Gains (Losses) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total

Balance as of January 1, 2018	$303	$(7,474)	$(7,171)

Other comprehensive income before reclassifications	(2,260)	(1,150)	(3,410)
Amounts reclassified from AOCI	1,373	-	1,373

Other comprehensive income	(887)	(1,150)	(2,037)

Balance as of December 31, 2018	$(584)	$(8,624)	$(9,208)

Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis
The Company's financial assets (liabilities) measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments:

	Year ended December 31, 2018
	Fair value measurements using input type
	Level 2	Total

Derivatives instruments	$(1,028)	$(1,028)

Total liabilities	$(1,028)	$(1,028)

	Year ended December 31, 2017
	Fair value measurements using input type
	Level 2	Total

Derivatives instruments	$(7)	$(7)

Total liabilities	$(7)	$(7)